Share capital - Additional Information (Details)			12 Months Ended
	May 09, 2025 shares	May 06, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares
Disclosure of classes of share capital [line items]
Share capital repurchase amount (in shares) | shares	1,481,659	1,764,037
Share capital public float percent	5.00%	10.00%
Share capital average price (in dollars per share) | (per share)			$ 29.07	$ 40.74
Shares repurchased for cancellation | $			$ 47,050,000		$ 11,024,000
Liabilities from share-based payment transactions | $			$ 0	$ 0
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares) | shares			1,617,036		282,494